16. LEASES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PresentationOfLeasesForLesseeLineItems [Line Items]
Leases	R$ 1,623,523	R$ 1,501,960
Present value adjustment - Leases	(1,093,392)	(1,027,570)
Total lease liabilities	530,131	R$ 474,390	R$ 640,989
Less Than One Year [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Leases	98,788
Present value adjustment - Leases	(5,162)
Total lease liabilities	93,626
Between one and five years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Leases	368,659
Present value adjustment - Leases	(110,034)
Total lease liabilities	258,625
Over five years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Leases	1,156,076
Present value adjustment - Leases	(978,196)
Total lease liabilities	R$ 177,880